Other financial assets (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Other Financial Assets

	2020 $m	2019 $m
Equity securities:

Equity shares quoted on an active market	—	8

Other equity shares	88	125

	88	133

Restricted funds:

Shortfall reserve deposit	9	25

Ring-fenced amounts to satisfy insurance claims:

Cash	3	11

Money market funds	15	16

Bank accounts pledged as security	43	41

Other	3	5

	73	98

Trade deposits and loans	8	57

	169	288

Analysed as:

Current	1	4

Non-current	168	284

	169	288

Schedule of Fair Value of Investments and Dividend Income Received
The fair value of the most significant investments at 31 December 2020 together with the dividend income received in 2020 is as follows:

	2020
	Fair value $m	Dividend income a $m
Investment in entity which owns:

InterContinental The Willard Washington DC	22	—

InterContinental San Francisco	15	1

InterContinental Grand Stanford Hong Kong	27	—

a	Reported within ‘other operating income’ in the Group income statement.

Schedule of Other Trade Deposits and Loans

	2020 $m	2019 $m
Trade deposits and loans:

Gross and net balance with no significant increase in credit risk since initial recognition	4	54

Gross balance with a significant increase in credit risk since initial recognition	19	—

Provision for lifetime expected credit losses a	(15)	—

Schedule of Maximum Risk to Credit Exposure by Geographies
The maximum exposure to credit risk of other financial assets at the end of the reporting period by geographic region is as follows:

	2020 $m	2019 $m
Americas	72	169

EMEAA	64	81

Greater China	33	38

	169	288